Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Registrant Name	dei_EntityRegistrantName	EPIPHANY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001377031
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	epvax
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2017
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Epiphany FFV Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Epiphany FFV Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds. More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 25 and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The FFV Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 63%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the FFV Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser" or “Trinity”).  Normally, the Adviser selects from a group of equity securities with market capitalizations above $10 billion, although they may also invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively). The FFV Scorecard is then applied to the eligible securities.  Application of the FFV Scorecard is based on information known by the Adviser and information provided by third parties that compile and publish such data. The screening criteria of FFV Scorecard is based on the principals of Biblically Responsible Investing and the moral and social justice teachings of the Catholic Church as outlined by the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines. The criteria are reviewed from time to time by Trinity’s Advisory Board.

According to the FFV Scorecard, companies will generally be excluded that are known to:

•	Directly participate in abortion;
•	Manufacture contraceptives;
•	Produce pornographic media content;
•	Engage in scientific research on human fetuses or embryos;
•	Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;
•	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;
•	Use company assets to advocate for or against any of the issues listed above as well as other political issues that are not directly related to the company’s primary service or product.

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The FFV Scorecard is designed to measure a company’s impact on people, communities and the market and is an integral part of the investment process.

Once it has been determined that a company is eligible for investment, the portfolio managers apply economic criteria to select up to 100 equity securities for the Fund's portfolio to correlate to the stock sectors of the Fund’s benchmark. Economic criteria used includes the company’s valuation, growth potential, dividend policy, and other economic factors. The portfolio holdings are equally weighted within each sector and rebalanced quarterly. From time to time investments may no longer be considered eligible given changes in their economic outlook or their compliance with the FFV Scorecard. In such a case, the FFV Fund may sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested. In addition to common stocks, the Fund may from time to time purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment. The underlying securities of these other equities will not be subject to the FFV Scorecard.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, the FFV Fund may not achieve its investment objective. The FFV Fund’s return will vary and you could lose money. Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The FFV Fund is subject to several risks, any of which could contribute to the loss of funds and some of these are listed below:

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Issuer Risk. The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Moral Investing Risk. The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Risk Lose Money [Text]	rr_RiskLoseMoney	The FFV Fund’s return will vary and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Fund by showing the performance of its Class A shares (formerly Class N) for each full calendar year since the Fund’s inception, and by showing how the Fund’s average annual returns compare over time with those of a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-320-2185
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Epiphany FFV Fund Class A Annual Total Returns (as of December 31) (sales loads are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown)
Annual Return 2008	rr_AnnualReturn2008	(30.49%)
Annual Return 2009	rr_AnnualReturn2009	27.87%
Annual Return 2010	rr_AnnualReturn2010	13.32%
Annual Return 2011	rr_AnnualReturn2011	(0.52%)
Annual Return 2012	rr_AnnualReturn2012	14.22%
Annual Return 2013	rr_AnnualReturn2013	30.32%
Annual Return 2014	rr_AnnualReturn2014	13.75%
Annual Return 2015	rr_AnnualReturn2015	(7.38%)
Annual Return 2016	rr_AnnualReturn2016	8.77%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 11.75% (quarter ended March 31, 2012) and the lowest return for a quarter was -22.41% (quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.41%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. After tax returns are only shown for Class A shares and after tax returns for Class C shares will vary.

Updated performance information is available by calling 1-800-320-2185.

Epiphany FFV Fund | Epiphany FFV Fund Class A shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the offering price at purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of the amount redeemed, if within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Fee for Redemptions Paid by Wire Transer	rr_ShareholderFeeOther	$ 10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.50%
- 1 Year -	rr_ExpenseExampleYear01	$ 645
- 3 Years -	rr_ExpenseExampleYear03	986
- 5 Years -	rr_ExpenseExampleYear05	1,351
- 10 Years -	rr_ExpenseExampleYear10	$ 2,373
1 Year	rr_AverageAnnualReturnYear01	3.33%
5 Years	rr_AverageAnnualReturnYear05	10.14%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 08, 2007
Epiphany FFV Fund | Epiphany FFV Fund Class C shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the offering price at purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of the amount redeemed, if within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Fee for Redemptions Paid by Wire Transer	rr_ShareholderFeeOther	$ 10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	2.25%
- 1 Year -	rr_ExpenseExampleYear01	$ 228
- 3 Years -	rr_ExpenseExampleYear03	740
- 5 Years -	rr_ExpenseExampleYear05	1,279
- 10 Years -	rr_ExpenseExampleYear10	$ 2,753
1 Year	rr_AverageAnnualReturnYear01	8.00%
5 Years	rr_AverageAnnualReturnYear05	10.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2008
Epiphany FFV Fund | After Taxes on Distributions | Epiphany FFV Fund Class A shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	8.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 08, 2007
Epiphany FFV Fund | After Taxes on Distributions and Sales | Epiphany FFV Fund Class A shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.16%
5 Years	rr_AverageAnnualReturnYear05	7.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 08, 2007
Epiphany FFV Fund | S&P 500 (reflects no deduction for fees, expenses or taxes) | Epiphany FFV Fund Class A shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.65%
Since Inception	rr_AverageAnnualReturnSinceInception	6.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 08, 2007
Epiphany FFV Fund | S&P 500 (reflects no deduction for fees, expenses, or taxes) | Epiphany FFV Fund Class C shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2008
Epiphany FFV Strategic Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Epiphany FFV Strategic Income Fund (the “Strategic Income Fund”) seeks income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds. More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 25 and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategic Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 52%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Epiphany FFV Strategic Income Fund seeks to achieve its objective through investment in any income-producing securities issued by companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC. Income-producing securities may include corporate bonds, preferred stocks, convertible stocks and investment companies (including open-end funds or exchange traded funds) that may invest in income-producing securities, or in the case of exchange traded funds, track a fixed income index. The Fund may also invest in inverse ETFs for hedging purposes. Inverse ETFs are designed to provide positive return from a decline in the ETF's underlying benchmark and will be short term in nature. The FFV Scorecard is applied to the eligible securities. Application of the FFV Scorecard is based on information known by the Adviser and information provided by third parties that compile and publish such data. The screening criteria of FFV Scorecard is based on the principals of Biblically Responsible Investing and the moral and social justice teachings of the Catholic Church as outlined by the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines. The criteria are reviewed from time to time by Trinity’s Advisory Board.

According to the FFV Scorecard, companies will generally be excluded from the Fund that are known to:

•	Directly participate in abortion;
•	Manufacture contraceptives;
•	Produce pornographic media content;
•	Engage in scientific research on human fetuses or embryos;
•	Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;
•	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;
•	Use company assets to advocate for or against any of the issues listed above as well as other political issues that are not directly related to the company’s primary service or product.

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The FFV Scorecard is designed to measure a company’s impact on people, communities and the market and is an integral part of the investment process.

Then the Fund's sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), uses a disciplined, risk-controlled investment process to select the Fund's holdings. The Sub-Adviser employs a relative-value approach to identify securities in the marketplace with the following characteristics, although not all of the securities selected will have these attributes:

•	Discounted price to potential market value
•	Improving credit profiles yet unrecognized by the market
•	Yield advantage relative to its benchmark

The Sub-Adviser invests in securities that offer a positive yield advantage over the market and, in its view, have room to increase in price. The Sub-Adviser may also invest to take advantage of what it believes are temporary disparities in the yield of different segments of the market for securities.

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield high risk or junk bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and debt instruments issued by foreign governments, including those in emerging markets. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The fixed income investments may be of any maturity or credit quality. In addition to income-producing securities, from time to time the Fund may purchase other securities such as real estate investment trusts ("REITs"), publicly traded partnerships, mainly as an alternative to holding cash prior to investment. These other equity securities will not be subject to the FFV Scorecard. The Sub-Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, the Strategic Income Fund may not achieve its investment objective. The Strategic Income Fund’s return will vary and you could lose money. Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency. The Strategic Income Fund is subject to several risks, any of which could contribute to the loss of funds and some of these are listed below:

Convertible Security Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Derivatives Risk. The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Exposure and Investing Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Government Risk. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

High Yield Securities Risk. The Fund may invest in high yield securities, also known as "junk bonds." High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market for high yield securities is generally less active than the market for higher quality securities. This may limit the ability of the Fund to sell high yield securities.

Interest Rate Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

Investment Style Risk. The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price. Many high yield high risk fixed income securities may be illiquid at times.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

Moral Investing Risk. The Adviser and Sub-Adviser invest in securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sovereign Obligation Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Strategic Income Fund’s return will vary and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Strategic Income Fund by showing the performance of its Class A shares for each full calendar year since the Fund’s inception, and by showing how the Fund’s average annual returns compare over time with those of a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-320-2185
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading

Epiphany FFV Strategic Income Fund Class A Annual Total Returns (as of December 31)

(sales loads are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown)

Annual Return 2011	rr_AnnualReturn2011	3.65%
Annual Return 2012	rr_AnnualReturn2012	5.55%
Annual Return 2013	rr_AnnualReturn2013	0.42%
Annual Return 2014	rr_AnnualReturn2014	4.50%
Annual Return 2015	rr_AnnualReturn2015	0.32%
Annual Return 2016	rr_AnnualReturn2016	1.10%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 2.38% (quarter ended March 31, 2012) and lowest return for a quarter was -2.26% (quarter ended December 31, 2016).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.26%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. After tax returns are only shown for Class A shares and after tax returns for Class C shares will vary.

Updated performance information is available by calling 1-800-320-2185.

Epiphany FFV Strategic Income Fund | Epiphany FFV Strategic Income Fund Class A shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the offering price at purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of the amount redeemed, if within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Fee for Redemptions Paid by Wire Transer	rr_ShareholderFeeOther	$ 10
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.26%
- 1 Year -	rr_ExpenseExampleYear01	$ 622
- 3 Years -	rr_ExpenseExampleYear03	932
- 5 Years -	rr_ExpenseExampleYear05	1,264
- 10 Years -	rr_ExpenseExampleYear10	$ 2,201
1 Year	rr_AverageAnnualReturnYear01	(4.00%)
5 Years	rr_AverageAnnualReturnYear05	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2010
Epiphany FFV Strategic Income Fund | Epiphany FFV Strategic Income Fund Class C shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the offering price at purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of the amount redeemed, if within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Fee for Redemptions Paid by Wire Transer	rr_ShareholderFeeOther	$ 10
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	2.01%
- 1 Year -	rr_ExpenseExampleYear01	$ 204
- 3 Years -	rr_ExpenseExampleYear03	684
- 5 Years -	rr_ExpenseExampleYear05	1,191
- 10 Years -	rr_ExpenseExampleYear10	$ 2,585
1 Year	rr_AverageAnnualReturnYear01	0.29%
5 Years	rr_AverageAnnualReturnYear05	8.37%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2010
Epiphany FFV Strategic Income Fund | After Taxes on Distributions | Epiphany FFV Strategic Income Fund Class A shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.77%)
5 Years	rr_AverageAnnualReturnYear05	0.38%
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2010
Epiphany FFV Strategic Income Fund | After Taxes on Distributions and Sales | Epiphany FFV Strategic Income Fund Class A shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.26%)
5 Years	rr_AverageAnnualReturnYear05	0.61%
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2010
Epiphany FFV Strategic Income Fund | Barclays Capital Intermediate Aggregate Index (reflects no deduction for fees, expenses or taxes) | Epiphany FFV Strategic Income Fund Class A shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.97%
5 Years	rr_AverageAnnualReturnYear05	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2010
Epiphany FFV Strategic Income Fund | Barclays Capital Intermediate Aggregate Index (reflects no deduction for fees, expenses, or taxes) | Epiphany FFV Strategic Income Fund Class C shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.97%
5 Years	rr_AverageAnnualReturnYear05	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2010

[1]	The FFV Fund's Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest and dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets of Class C shares for the period through February 28, 2018. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days' notice to shareholders.
[2]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest and dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.25% of the average daily net assets for Class A shares and 2.00% of the average daily net assets of the Class C shares, through February 28, 2018. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days' notice to shareholders.